Regulatory Matters (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total capital (to risk-weighted assets)
Actual, Amount	$ 166,471	$ 122,262
For capital adequacy purpose, Amount	108,576	71,585
To be well capitalized under prompt corrective action provisions, Amount	$ 103,405	$ 89,481
Actual, Ratio	16.10%	13.66%
For capital adequacy purpose, Ratio	10.50%	8.00%
To be well capitalized under prompt corrective action provisions, Ratio	10.00%	10.00%
Common equity tier 1 capital (to risk-weighted assets)
Actual, Amount	$ 115,934	$ 104,881
For capital adequacy purpose, Amount	72,384	40,266
To be well capitalized under prompt corrective action provisions, Amount	$ 67,214	$ 58,163
Actual, Ratio	11.21%	11.72%
For capital adequacy purpose, Ratio	7.00%	4.50%
To be well capitalized under prompt corrective action provisions, Ratio	6.50%	6.50%
Tier 1 capital (to risk-weighted assets)
Actual, Amount	$ 115,934	$ 104,881
For capital adequacy purpose, Amount	87,895	53,689
To be well capitalized under prompt corrective action provisions, Amount	$ 82,724	$ 71,585
Actual, Ratio	11.21%	11.72%
For capital adequacy purpose, Ratio	8.50%	6.00%
To be well capitalized under prompt corrective action provisions, Ratio	8.00%	8.00%
Tier 1 capital (to average assets)
Actual, Amount	$ 115,934	$ 104,881
For capital adequacy purpose, Amount	43,973	37,581
To be well capitalized under prompt corrective action provisions, Amount	$ 54,966	$ 46,977
Actual, Ratio	10.55%	11.16%
For capital adequacy purpose, Ratio	4.00%	4.00%
To be well capitalized under prompt corrective action provisions, Ratio	5.00%	5.00%
Capital conservation buffer (as a percent)	1.25%	1.875%
Meridian Bank
Total capital (to risk-weighted assets)
Actual, Amount	$ 166,360
For capital adequacy purpose, Amount	108,571
To be well capitalized under prompt corrective action provisions, Amount	$ 103,401
Actual, Ratio	16.09%
For capital adequacy purpose, Ratio	10.50%
To be well capitalized under prompt corrective action provisions, Ratio	10.00%
Common equity tier 1 capital (to risk-weighted assets)
Actual, Amount	$ 154,881
For capital adequacy purpose, Amount	72,381
To be well capitalized under prompt corrective action provisions, Amount	$ 67,211
Actual, Ratio	14.98%
For capital adequacy purpose, Ratio	7.00%
To be well capitalized under prompt corrective action provisions, Ratio	6.50%
Tier 1 capital (to risk-weighted assets)
Actual, Amount	$ 154,881
For capital adequacy purpose, Amount	87,891
To be well capitalized under prompt corrective action provisions, Amount	$ 82,721
Actual, Ratio	14.98%
For capital adequacy purpose, Ratio	8.50%
To be well capitalized under prompt corrective action provisions, Ratio	8.00%
Tier 1 capital (to average assets)
Actual, Amount	$ 154,881
For capital adequacy purpose, Amount	44,013
To be well capitalized under prompt corrective action provisions, Amount	$ 55,017
Actual, Ratio	14.08%
For capital adequacy purpose, Ratio	4.00%
To be well capitalized under prompt corrective action provisions, Ratio	5.00%